Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
ASSETS
Cash and cash equivalents	$ 985,807	$ 500,336
Accounts receivable, less allowances for doubtful accounts	1,366,877	1,331,210
Inventories	624,476	667,545
Deferred income taxes, net	231,907	196,599
Other current assets	181,499	216,458
Total current assets	3,390,566	2,912,148
Property, Plant and Equipment
Land, buildings and improvements	528,346	493,992
Machinery and equipment	1,546,439	1,377,768
Diagnostic equipment	379,570	352,589
Property, plant and equipment at cost	2,454,355	2,224,349
Less accumulated depreciation	(1,065,946)	(900,418)
Net property, plant and equipment	1,388,409	1,323,931
Goodwill	2,952,937	2,955,602
Intangible assets, net	856,013	987,060
Other assets	417,268	387,707
TOTAL ASSETS	9,005,193	8,566,448
LIABILITIES AND SHAREHOLDERS' EQUITY
Current debt obligations	83,397	79,637
Accounts payable	202,492	297,551
Dividends payable	67,120
Income taxes payable	1,272
Employee compensation and related benefits	305,015	320,323
Other current liabilities	402,429	319,739
Total current liabilities	1,061,725	1,017,250
Long-term debt	2,713,275	2,431,966
Deferred income taxes, net	278,583	310,503
Other liabilities	476,994	435,058
Total liabilities	4,530,577	4,194,777
Commitments and Contingencies (Note 5)
Shareholders' Equity
Preferred stock
Common stock (319,615,965 and 329,018,166 shares issued and outstanding at December 31, 2011 and January 1, 2011, respectively)	31,961	32,902
Additional paid-in capital	43,013	156,126
Retained earnings	4,383,922	4,098,639
Accumulated other comprehensive income:
Cumulative translation adjustment	(2,167)	68,897
Unrealized gain on available-for-sale securities	17,887	15,107
Total shareholders' equity	4,474,616	4,371,671
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 9,005,193	$ 8,566,448